UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

FORM N-Q

MAY 31, 2011

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $330,482,138

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (10.6% at May 31, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Alabama - 2.7%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.330%	6/6/11	$13,100,000	$13,100,000
Huntsville Hospital	0.300%	6/22/11	19,200,000	19,200,000
Huntsville Hospital	0.210%	7/20/11	32,400,000	32,400,000
Huntsville Hospital	0.330%	8/5/11	20,000,000	20,000,000

Total Alabama				84,700,000

Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.200%	4/1/29	16,635,000	16,635,000	(a)(b)

Arizona - 1.2%
Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.	0.220%	4/1/23	13,200,000	13,200,000	(a)(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.350%	12/1/39	1,255,000	1,255,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.350%	6/1/31	2,115,000	2,115,000	(a)(b)(c)
Salt River Pima-Maricopa Indian Community Arizona, LOC-Bank of America NA	0.220%	10/1/25	9,365,000	9,365,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.210%	7/1/37	7,415,000	7,415,000	(a)(b)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.220%	7/1/18	955,000	955,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.600%	12/1/39	2,700,000	2,700,000	(a)(b)

Total Arizona				37,005,000

California - 9.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
California Alumni Association Project, LOC-Bank of America N.A.	0.220%	4/1/34	1,885,000	1,885,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.260%	1/1/37	3,700,000	3,700,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.270%	10/1/25	1,200,000	1,200,000	(a)(b)(c)
Bakersfield, CA, Wastewater Revenue, AGM, SPA- Dexia Credit Local	1.000%	9/1/35	11,500,000	11,500,000	(a)(b)
California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.150%	10/1/26	1,300,000	1,300,000	(a)(b)
California EFA, TECP, Stanford University	0.370%	11/17/11	9,500,000	9,500,000
California Health Facilities Financing Authority, TECP	0.360%	6/16/11	30,100,000	30,100,000
California Health Facilities Financing Authority, TECP	0.380%	12/6/11	23,800,000	23,800,000
California PCFA:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.230%	5/1/21	4,300,000	4,300,000	(a)(b)(c)
BLT Enterprises, LOC-Wells Fargo Bank N.A.	0.230%	4/1/29	700,000	700,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.210%	10/1/38	6,300,000	6,300,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.250%	8/1/18	1,400,000	1,400,000	(a)(b)(c)
California Statewide CDA, Webb Schools, LOC-Bank of New York	0.180%	9/1/37	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.380%	9/1/28	$830,000	$830,000	(a)(b)
California Statewide CDA, MFH Revenue, Stoneridge Elk Grove, LOC-Citibank N.A.	0.190%	10/1/38	1,500,000	1,500,000	(a)(b)(c)
California Statewide CDA, TECP	0.390%	9/7/11	10,200,000	10,200,000
California Statewide CDA, TECP	0.400%	12/7/11	7,900,000	7,900,000
California Statewide CDA, TECP:
Kaiser Permanente	0.360%	6/9/11	9,800,000	9,800,000
Kaiser Permanente	0.360%	6/9/11	5,300,000	5,300,000
Kaiser Permanente	0.390%	8/5/11	13,400,000	13,400,000
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	11,100,000	11,151,425
East Bay, CA, MUD, TECP	0.410%	6/2/11	8,400,000	8,400,000
East Bay, CA, MUD, TECP	0.420%	6/2/11	5,700,000	5,700,000
East Bay, CA, MUD, TECP	0.410%	6/6/11	5,300,000	5,300,000
East Bay, CA, MUD, TECP	0.400%	6/9/11	13,400,000	13,400,000
East Bay, CA, MUD, TECP	0.370%	7/14/11	8,200,000	8,200,000
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.220%	10/1/34	175,000	175,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.220%	10/1/23	2,895,000	2,895,000	(a)(b)
Irvine Ranch, CA, Water District, GO, Consolidated Improvement District, LOC-Bank of America N.A.	0.110%	10/1/41	200,000	200,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.190%	12/1/30	1,400,000	1,400,000	(a)(b)(c)
Metropolitan Water District of Southern California, Waterworks Revenue, SPA-Lloyds TSB Bank PLC	0.100%	7/1/36	1,800,000	1,800,000
Paramount, CA, USD, COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.300%	9/1/31	1,500,000	1,500,000	(a)(b)
Richmond, CA, GO, TRAN	2.000%	7/14/11	7,480,000	7,492,256
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.180%	1/1/23	870,000	870,000	(a)(b)
San Diego, CA, Water Authority, TECP, LOC-BNP Paribas	0.240%	6/15/11	21,900,000	21,900,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.450%	5/1/29	1,300,000	1,300,000	(a)(b)
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.180%	7/15/35	1,645,000	1,645,000	(a)(b)(c)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	9,550,000	9,640,948
San Rafael, CA, GO, TRAN	2.000%	7/28/11	3,940,000	3,947,632
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.220%	6/1/33	365,000	365,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.130%	12/1/32	1,110,000	1,110,000	(a)(b)
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.110%	1/1/31	4,400,000	4,400,000	(a)(b)
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	36,700,000	36,700,033
Ventura County, CA, Public Financing Authority, TECP, LOC-Bank of Nova Scotia	0.290%	9/9/11	3,600,000	3,600,000

Total California				302,707,294

Colorado - 1.3%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.180%	7/1/27	591,000	591,000	(a)(b)
Colorado Health Facilities Authority Revenue:
Catholic Health, SPA-Landesbank Baden-Wurttemberg	0.210%	3/1/44	4,500,000	4,500,000	(a)(b)
North Colorado Medical Center Inc. Project, LOC-Wells Fargo Bank N.A.	0.140%	5/15/24	400,000	400,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.220%	4/1/45	$7,000,000	$7,000,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.350%	7/1/28	2,400,000	2,400,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.210%	10/1/21	5,630,000	5,630,000	(a)(b)(c)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.500%	11/1/25	4,200,000	4,200,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.210%	12/1/46	4,145,000	4,145,000	(a)(b)
Denver, CO, City & County, COP:
SPA-JPMorgan Chase	0.120%	12/1/29	100,000	100,000	(a)(b)
SPA-JPMorgan Chase	0.120%	12/1/31	1,400,000	1,400,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.350%	6/1/33	3,710,000	3,710,000	(a)(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/11	2,690,000	2,690,000	(d)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.180%	11/15/41	4,800,000	4,800,000	(a)(b)

Total Colorado				41,566,000

Connecticut - 2.2%
Capital City EDA, SPA-Bank of America N.A.	0.200%	6/15/24	11,800,000	11,800,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.200%	6/15/34	600,000	600,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.160%	7/1/37	5,100,000	5,100,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Banknorth N.A.	0.140%	7/1/37	5,100,000	5,100,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.120%	7/1/30	5,200,000	5,200,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.180%	7/1/34	2,000,000	2,000,000	(a)(b)
Westminster School, LOC-Bank of America N.A.	0.250%	7/1/32	1,000,000	1,000,000	(a)(b)
Westover School, LOC-TD Banknorth	0.180%	7/1/30	5,100,000	5,100,000	(a)(b)
Yale University	0.070%	7/1/36	2,565,000	2,565,000	(a)(b)
Yale University	0.080%	7/1/36	13,000,000	13,000,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.450%	11/15/11	700,000	700,000	(d)
Housing Mortgage Finance Program, AMBAC, SPA-FHLB	0.190%	11/15/33	2,850,000	2,850,000	(a)(b)(c)
Housing Mortgage Finance Program, SPA-FHLB	0.190%	5/15/31	500,000	500,000	(a)(b)(c)
Connecticut State, GO, SPA-Landesbank Hessen-Thuringen	0.250%	2/15/21	4,900,000	4,900,000	(a)(b)
Hartford Redevelopment Agency Mortgage Revenue, Housing Underwood Tower Project, AGM, SPA-Societe Generale	0.290%	6/1/20	3,500,000	3,500,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/12/12	2,850,000	2,883,723
Waterbury, CT, GO, BAN	2.000%	8/31/11	2,980,000	2,991,264

Total Connecticut				69,789,987

District of Columbia - 2.0%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.350%	1/1/13	1,800,000	1,800,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.190%	11/1/38	3,810,000	3,810,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.170%	12/1/43	8,000,000	8,000,000	(a)(b)
American Psychological Association, LOC-Bank of America	0.280%	3/1/28	245,000	245,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - continued
American Sociological Association, LOC-PNC Bank N.A.	0.180%	12/1/37	$5,015,000	$5,015,000	(a)(b)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.180%	7/1/41	14,000,000	14,000,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.180%	10/1/37	4,685,000	4,685,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.180%	11/1/37	7,585,000	7,585,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.210%	2/1/48	5,000,000	5,000,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.650%	10/1/21	10,780,000	10,780,000	(a)(b)(c)
Metropolitan Washington, DC, Airports Authority System Revenue	5.000%	10/1/11	1,775,000	1,801,306	(c)

Total District of Columbia				62,721,306

Florida - 2.9%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.120%	4/1/24	5,120,000	5,120,000	(a)(b)
Florida Housing Finance Agency, LIQ-FNMA	0.200%	9/15/26	1,250,000	1,250,000	(a)(b)
Florida Housing Finance Corp., Multi-Family Revenue, St. Andrews Pointe Apartments, FNMA, LIQ-FNMA	0.200%	6/15/36	2,915,000	2,915,000	(a)(b)(c)
Florida Municipal Loan Council, TECP, LOC-Bank of America	0.320%	8/9/11	7,275,000	7,275,000
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.370%	9/1/26	1,500,000	1,500,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Methodist Medical Center, TD Bank N.A.	0.090%	10/1/15	2,200,000	2,200,000	(a)(b)
Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.220%	3/1/36	1,050,000	1,050,000	(a)(b)
Jacksonville, FL, Health Facilities Authority Hospital Revenue:
LOC-Bank of America N.A.	0.120%	8/15/33	8,500,000	8,500,000	(a)(b)
Southern Baptist Hospital, LOC- Wells Fargo Bank N.A.	0.140%	8/15/27	1,000,000	1,000,000	(a)(b)
Liberty County, FL, IDR, Georgia-Pacific Corp. Project, LOC-Bank of America N.A.	0.230%	10/1/28	5,000,000	5,000,000	(a)(b)(c)
Marion County, FL, HFA Revenue, Paddock Apartments, Fannie Mae, LIQ-Fannie Mae	0.210%	10/15/32	1,180,000	1,180,000	(a)(b)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	0.750%	7/1/11	3,000,000	3,000,565
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.270%	1/1/37	5,000,000	5,000,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.230%	11/15/33	38,595,000	38,595,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.120%	7/1/37	6,500,000	6,500,000	(a)(b)

Total Florida				90,085,565

Georgia - 2.5%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.290%	1/1/27	3,200,000	3,200,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.350%	4/1/32	4,540,000	4,540,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.210%	5/1/34	$6,860,000	$6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.250%	12/1/27	4,100,000	4,100,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue:
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.180%	8/1/22	5,600,000	5,600,000	(a)(b)
Berry College Inc., LOC-FHLB, SunTrust Bank	0.180%	6/1/38	6,295,000	6,295,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Doris & Weber School Project, LOC-Branch Banking & Trust	0.210%	12/1/30	2,060,000	2,060,000	(a)(b)
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank N.A.	0.140%	5/15/26	2,250,000	2,250,000	(a)(b)
Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank N.A.	0.350%	9/1/24	3,930,000	3,930,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.290%	11/1/20	8,675,000	8,675,000	(a)(b)(c)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.200%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.210%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.210%	5/1/32	3,040,000	3,040,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.290%	8/1/21	6,250,000	6,250,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.210%	11/1/23	2,915,000	2,915,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.210%	11/1/39	2,550,000	2,550,000	(a)(b)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC- Bank of America N.A.	0.400%	2/1/29	3,800,000	3,800,000	(a)(b)(c)

Total Georgia				76,215,000

Illinois - 5.6%
Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.380%	7/1/26	1,895,000	1,895,000	(a)(b)(c)
Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.200%	1/1/23	3,200,000	3,200,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.180%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Board of Education, GO:
AGM, SPA-Dexia Public Finance Bank	0.500%	3/1/32	2,160,000	2,160,000	(a)(b)
LOC-U.S. Bank N.A.	0.130%	3/1/31	3,800,000	3,800,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.210%	1/1/35	4,700,000	4,700,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.380%	10/1/34	2,590,000	2,590,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.220%	1/1/19	9,165,000	9,165,000	(a)(b)
Chicago, IL, Wastewater Transmission Revenue:
LOC-Bank of America N.A.	0.110%	1/1/39	2,500,000	2,500,000	(a)(b)
LOC-Harris N.A.	0.110%	1/1/39	17,100,000	17,100,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.220%	6/1/11	1,000,000	1,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Cook County, IL, IDR:
Kenneth Properties Project, LOC-LaSalle Bank N.A.	0.520%	6/1/20	$1,250,000	$1,250,000	(a)(b)(c)
Little Lady Foods Inc. Project, LOC-LaSalle Bank N.A.	0.520%	7/1/21	1,325,000	1,325,000	(a)(b)(c)
Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.280%	10/15/38	750,000	750,000	(a)(b)
Illinois Development Finance Authority Revenue:
Evanston Northwestern, SPA-JPMorgan Chase	0.120%	5/1/31	7,500,000	7,500,000	(a)(b)
Metropolitan Family Services, LOC-Bank of America N.A.	0.330%	1/1/29	5,611,000	5,611,000	(a)(b)
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.400%	6/1/24	2,365,000	2,365,000	(a)(b)(c)
Illinois DFA:
Carmel High School Project, LOC-LaSalle Bank	0.220%	7/1/38	2,000,000	2,000,000	(a)(b)
Glenwood School for Boys, LOC-Harris Bank	0.200%	2/1/33	4,500,000	4,500,000	(a)(b)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.480%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	0.600%	8/1/24	995,000	995,000	(a)(b)(c)
Illinois Finance Authority Revenue:
Illinois College, LOC-U.S. Bank	0.190%	10/1/30	7,235,000	7,235,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.200%	7/1/35	4,000,000	4,000,000	(a)(b)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.350%	11/1/33	3,570,000	3,570,000	(a)(b)(c)
Provena Health, LOC-JPMorgan Chase	0.200%	8/15/44	2,500,000	2,500,000	(a)(b)
Resurrection Health, LOC-JPMorgan Chase	0.130%	5/15/35	7,225,000	7,225,000	(a)(b)
Riverside Health System, Radian, LOC-JP Morgan Chase	0.180%	11/15/22	2,300,000	2,300,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.220%	5/1/36	305,000	305,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.130%	8/1/43	2,300,000	2,300,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.120%	8/1/44	28,350,000	28,350,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.120%	8/1/44	11,300,000	11,300,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.220%	10/1/39	5,010,000	5,010,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.330%	12/1/35	3,835,000	3,835,000	(a)(b)(c)
Joliet, IL, Regional Port District, Exxon Mobil Corp.	0.100%	10/1/24	5,000,000	5,000,000	(a)(b)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.520%	12/1/28	1,840,000	1,840,000	(a)(b)(c)
Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank	0.370%	4/1/17	3,605,000	3,605,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.180%	8/15/21	8,000,000	8,000,000	(a)(b)

Total Illinois				175,781,000

Indiana - 4.9%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	9,840,000	9,840,000
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.140%	3/1/36	4,265,000	4,265,000	(a)(b)
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.400%	12/1/27	3,200,000	3,200,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.120%	2/1/35	$25,900,000	$25,900,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.100%	2/1/37	47,525,000	47,525,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.100%	2/1/37	8,950,000	8,950,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.230%	3/1/39	4,930,000	4,930,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.180%	4/15/39	4,000,000	4,000,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.210%	3/1/38	38,904,000	38,904,000	(a)(b)
St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.220%	3/1/42	2,000,000	2,000,000	(a)(b)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.350%	2/1/28	2,315,000	2,315,000	(a)(b)(c)

Total Indiana				151,829,000

Iowa - 0.9%
Iowa Finance Authority, MFH Revenue, SPA-Dexia Credit Local	0.520%	8/1/37	9,300,000	9,300,000	(a)(b)(c)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.110%	2/15/35	675,000	675,000	(a)(b)
Iowa Finance Authority, IDR:
Embria Health Sciences Project, LOC-Wells Fargo Bank	0.350%	6/1/32	2,800,000	2,800,000	(a)(b)(c)
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.400%	6/1/28	1,785,000	1,785,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue:
SPA-Dexia Credit Local	0.520%	8/1/37	6,500,000	6,500,000	(a)(b)(c)
Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.210%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC- Northern Trust Co.	0.140%	4/1/35	400,000	400,000	(a)(b)

Total Iowa				28,460,000

Kentucky - 1.5%
Berea, KY, Educational Facilities Revenue	0.110%	6/1/29	1,000,000	1,000,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.110%	6/1/32	2,490,000	2,490,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.290%	5/1/27	6,440,000	6,440,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.200%	4/1/36	2,600,000	2,600,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.220%	1/1/31	8,300,000	8,300,000	(a)(b)(c)
Christian County, KY, Association of Counties Leasing Trust Lease Program, LOC-U.S. Bank N.A.	0.110%	6/1/38	4,565,000	4,565,000	(a)(b)
Christian County, KY, Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A	0.110%	4/1/37	700,000	700,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.200%	8/15/38	9,000,000	9,000,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.190%	3/1/36	8,585,000	8,585,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.190%	7/1/38	2,000,000	2,000,000	(a)(b)

Total Kentucky				45,680,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.7%
East Baton Rouge Parish, LA, IDB Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone	0.090%	6/10/11	$6,100,000	$6,100,000	(d)
Louisiana PFA Revenue:
C-Port LLC Project, LOC-Bank of America N.A.	0.220%	10/1/28	5,400,000	5,400,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.180%	9/2/33	6,545,000	6,545,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.180%	9/2/39	5,320,000	5,320,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.190%	12/1/40	30,600,000	30,600,000	(a)(b)

Total Louisiana				53,965,000

Maryland - 4.1%
Anne Arundel County, MD, GO, TECP, BAN, LOC- State Street Bank & Trust Co.	0.320%	6/8/11	26,100,000	26,100,000
Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.310%	9/1/20	4,120,000	4,120,000	(a)(b)(c)
Maryland State Community Development Administration, Department of Housing & Community Development, SPA-State Street Bank & Trust Co.	0.180%	9/1/35	2,800,000	2,800,000	(a)(b)(c)
Maryland State Economic Development Corp. Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.220%	4/1/26	6,195,000	6,195,000	(a)(b)(c)
Your Public Radio Corp. Project, LOC-PNC Bank	0.180%	11/15/22	4,765,000	4,765,000	(a)(b)
Maryland State Stadium Authority, Lease Revenue, Baltimore Convention, SPA-Bank of New York	0.180%	12/15/14	2,300,000	2,300,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue, SPA-Dexia Credit Local	0.800%	12/15/19	58,470,000	58,470,000	(a)(b)(c)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.180%	11/1/29	2,100,000	2,100,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.230%	6/1/23	6,000,000	6,000,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.230%	6/1/23	14,000,000	14,000,000	(a)(b)

Total Maryland				126,850,000

Massachusetts - 2.5%
Amesbury, MA, GO, BAN	1.250%	12/16/11	2,000,000	2,003,655
Amherst, MA, GO, BAN	1.250%	7/20/11	7,100,000	7,105,776
Holyoke, MA, GO, BAN	1.250%	2/24/12	3,392,100	3,401,465
Lawrence, MA, GO:
BAN	1.250%	12/1/11	3,900,000	3,907,548
BAN	1.500%	12/1/11	2,234,350	2,240,895
Malden, MA, GO, BAN	1.000%	12/16/11	3,540,870	3,548,680
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.110%	2/1/32	4,515,000	4,515,000	(a)(b)
Massachusetts State DFA Revenue:
Alliance Health of Massachusetts Inc. Project, LOC-Sovereign Bank FSB, Banco Santander PR	0.600%	1/1/26	12,070,000	12,070,000	(a)(b)
Clark University, LOC-TD Banknorth N.A.	0.180%	10/1/38	500,000	500,000	(a)(b)
Eaglebrook School, LOC-Bank of America N.A.	0.200%	5/1/37	2,685,000	2,685,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.520%	3/1/27	1,410,000	1,410,000	(a)(b)(c)
Judge Rotenburg Educational Center, LOC- Fleet National Bank, Bank of America N.A.	0.200%	6/1/23	300,000	300,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.190%	10/1/36	760,000	760,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.280%	10/1/29	4,800,000	4,800,000	(a)(b)
Smith College	0.140%	7/1/29	100,000	100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Thayer Academy, Assured Guaranty, SPA-TD Bank N.A.	0.230%	7/1/37	$1,000,000	$1,000,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.190%	10/1/33	1,000,000	1,000,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-Bank of America N.A.	0.210%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.130%	7/1/44	690,000	690,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.220%	1/1/27	1,035,000	1,035,000	(a)(b)
Harvard University	0.100%	7/1/35	200,000	200,000	(a)(b)
Partners Healthcare Systems	0.100%	7/1/17	100,000	100,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.150%	7/1/38	370,000	370,000	(a)(b)
Pool Loan Program, LOC-TD Banknorth N.A.	0.120%	2/1/38	525,000	525,000	(a)(b)
Wellesley College	0.120%	7/1/22	100,000	100,000	(a)(b)
Williams College	0.190%	8/1/14	450,000	450,000	(a)(b)
Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America	0.270%	7/1/26	5,800,000	5,800,000	(a)(b)
Massachusetts State Water Resources Authority, Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.100%	8/1/20	100,000	100,000	(a)(b)
Massachusetts State, GO:
Central Artery, SPA-State Street Bank & Trust Co.	0.110%	12/1/30	1,890,000	1,890,000	(a)(b)
Consolidated Loan, SPA-Bank of America N.A.	0.150%	3/1/26	100,000	100,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.200%	8/1/15	100,000	100,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.160%	1/1/21	800,000	800,000	(a)(b)
Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	5,700,000	5,701,167
Newburyport, MA, GO, BAN	1.500%	1/20/12	766,000	769,491
Pittsfield, MA, GO, BAN	1.250%	1/27/12	3,791,067	3,799,466
Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	2,000,000	2,002,466

Total Massachusetts				78,480,609

Michigan - 2.4%
Michigan Finance Authority	4.750%	8/22/11	24,060,000	24,150,491
Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.750%	6/1/30	610,000	610,000	(a)(b)(c)
Michigan State Housing Development Authority, SPA-KBC Bank N.V.	0.220%	12/1/38	35,000,000	35,000,000	(a)(b)(c)
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.400%	12/1/27	3,955,000	3,955,000	(a)(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.240%	1/1/26	3,000,000	3,000,000	(a)(b)
University of Michigan Revenue, Medical Service Plan	0.100%	12/1/21	2,000,000	2,000,000	(a)(b)
Waterford, MI, School District, GO, BAN	1.500%	9/23/11	7,000,000	7,009,953

Total Michigan				75,725,444

Mississippi - 0.7%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.190%	8/1/34	10,000,000	10,000,000	(a)(b)
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.330%	11/1/25	670,000	670,000	(a)(b)(c)
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.650%	7/1/33	11,000,000	11,000,000	(a)(b)

Total Mississippi				21,670,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 2.1%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.140%	4/1/27	$3,800,000	$3,800,000	(a)(b)
Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.110%	5/15/34	7,600,000	7,600,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
Ranken Technical College, LOC-Northern Trust Co.	0.140%	11/15/31	5,350,000	5,350,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.250%	2/1/33	2,000,000	2,000,000	(a)(b)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-PNC Bank N.A.	0.110%	6/1/45	14,575,000	14,575,000	(a)(b)
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.320%	6/6/11	4,600,000	4,600,000
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.100%	2/15/33	1,100,000	1,100,000	(a)(b)
Missouri State Public Utilities Commission Revenue, Interim Construction Notes	2.000%	8/1/11	7,900,000	7,916,362
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.230%	9/1/26	1,965,000	1,965,000	(a)(b)(c)
St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.190%	12/1/33	4,775,000	4,775,000	(a)(b)
University of Missouri, University Revenues, System Facilities	0.100%	11/1/30	6,700,000	6,700,000	(a)(b)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.370%	12/1/28	6,000,000	6,000,000	(a)(b)(c)

Total Missouri				66,381,362

Nebraska - 0.2%
Saline County, NE, Hospital Authority No.1 Revenue, Bryanlgh Medical Center, LOC-U.S. Bank N.A.	0.180%	6/1/31	5,190,000	5,190,000	(a)(b)

Nevada - 1.5%
Clark County, NV, Airport Revenue:
AGM, SPA-Dexia Credit Local	0.500%	7/1/22	15,200,000	15,200,000	(a)(b)(c)
Junior Subordinated Lien Notes	2.500%	6/1/11	7,000,000	7,000,000
Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.350%	6/6/11	5,255,000	5,255,000
Nevada Housing Division:
Multi-Family Unit Housing, Mesquite Apartments B, LOC-U.S. Bank N.A.	0.230%	5/1/28	5,390,000	5,390,000	(a)(b)(c)
Single-Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase	0.230%	4/1/42	3,200,000	3,200,000	(a)(b)(c)
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.110%	6/1/42	6,430,000	6,430,000	(a)(b)
Truckee Meadows, NV, Water Authority Revenue, TECP:
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	2,600,000	2,600,000
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	2,360,000	2,360,000

Total Nevada				47,435,000

New Hampshire - 1.2%
New Hampshire HEFA Revenue, Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.500%	8/1/31	13,100,000	13,100,000	(a)(b)
New Hampshire State Business Finance Authority:
Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.290%	11/1/22	14,000,000	14,000,000	(a)(b)(c)
Luminescent Systems Inc., LOC-HSBC Holding PLC	0.370%	6/1/18	1,400,000	1,400,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - continued
New Hampshire State Business Finance Authority Revenue:
Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.160%	10/1/37	$7,650,000	$7,650,000	(a)(b)
The Mark H. Wentworth Home, LOC-TD Banknorth N.A.	0.130%	12/1/36	1,900,000	1,900,000	(a)(b)

Total New Hampshire				38,050,000

New Jersey - 3.6%
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	3,300,000	3,316,411
Camden County, NJ, Municipal Utilities Authority, Sewer Revenue, County Agreement	5.000%	7/15/11	660,000	663,420
Clifton, NJ, GO, BAN	1.000%	11/15/11	2,613,000	2,616,912
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	2,000,000	2,006,322
Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	791,424	791,511
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	17,562,500	17,684,286
Livingston Township, NJ, GO:
BAN	1.000%	8/3/11	2,800,000	2,802,117
BAN	1.000%	1/19/12	13,200,000	13,232,475
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	810,000	810,113
Montclair Township, NJ, GO, BAN	1.250%	12/15/11	7,669,000	7,677,592
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo- Mitsubishi UFJ	0.120%	10/1/22	7,000,000	7,000,000	(a)(b)
New Jersey State Housing & Mortgage Finance Agency, MFH Revenue, AMT, LOC-Dexia Credit Local	0.750%	11/1/46	39,075,000	39,075,000	(a)(b)(c)
Pompton Lakes Borough, NJ, GO, BAN	1.250%	1/20/12	1,899,000	1,903,425
South Orange Village Township, NJ, GO:
BAN	2.000%	9/8/11	2,400,753	2,409,156
BAN	2.000%	1/31/12	3,900,000	3,936,365
Verona Township, NJ, GO:
BAN	1.000%	8/12/11	2,500,000	2,501,514
BAN	1.000%	12/14/11	2,179,000	2,182,943

Total New Jersey				110,609,562

New York - 6.1%
Albany County, NY, GO	1.000%	6/1/11	600,000	600,000
Albany, NY, GO, BAN	2.000%	7/8/11	8,348,939	8,359,180
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	6,700,000	6,702,761
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	1,000,400	1,001,821
Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	4,800,000	4,807,226
Berne-Knox-Westerlo, NY, CDS, GO, BAN	1.000%	12/30/11	3,500,000	3,503,618
Brookhaven, NY, GO, BAN	1.250%	9/28/11	29,614,000	29,679,405
Dunkirk, NY, GO, BAN	1.500%	3/29/12	3,600,000	3,613,523
East Rockaway, NY, GO, BAN	1.500%	7/15/11	2,855,000	2,857,354
Essex County, NY, GO, BAN	1.000%	11/18/11	1,700,000	1,702,193
Hamburg Town, NY, GO, BAN	1.250%	7/13/11	5,326,200	5,329,301
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	8,600,000	8,601,645
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	2,000,000	2,000,326
Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	8,144,000	8,147,439
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	3,270,000	3,270,757
Middletown, NY, GO, BAN	1.500%	2/23/12	2,000,000	2,006,630
MTA, NY, Revenue, Dedicated Tax, AGM, SPA- Dexia Credit Local	0.500%	11/1/22	200,000	200,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.230%	11/15/17	$2,700,000	$2,700,000	(a)(b)
New York City, NY, GO:
LIQ-Dexia Credit Local	0.750%	4/1/35	1,700,000	1,700,000	(a)(b)
LOC-Morgan Guaranty Trust	0.100%	8/1/20	100,000	100,000	(a)(b)
LOC-U.S. Bank N.A.	0.090%	4/1/38	10,795,000	10,795,000	(a)(b)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.120%	6/15/34	23,200,000	23,199,984	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Fortis Bank S.A.	0.100%	6/15/36	2,700,000	2,700,000	(a)(b)
SPA-Dexia Credit Local	0.700%	6/15/33	8,000,000	8,000,000	(a)(b)
New York State Power Authority, TECP, LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., Wells Fargo Bank N.A., Bank of New York	0.270%	7/14/11	1,600,000	1,600,000
New York, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.160%	8/1/20	945,000	945,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.180%	8/15/23	1,800,000	1,800,000	(a)(b)
Newstead, NY, GO, BAN	1.500%	7/27/11	1,900,000	1,900,834
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.210%	6/1/31	375,000	375,000	(a)(b)
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	6,800,000	6,804,294
Plattsburgh, NY, GO, BAN	1.250%	9/23/11	4,600,000	4,604,411
Sherburne Earleville, NY, CSD, GO, BAN	1.500%	6/30/11	7,725,500	7,728,295
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	4,100,000	4,102,402
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	6,900,000	6,903,903
BAN	1.250%	7/29/11	3,800,000	3,802,469
Tarrytowns NY, Union Free School District, GO, BAN	1.000%	2/17/12	6,145,000	6,161,566
West Seneca, NY, GO, BAN	1.000%	12/21/11	2,858,000	2,862,880

Total New York				191,169,217

North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, LOC-U.S. Bank N.A.	0.120%	1/15/26	3,420,000	3,420,000	(a)(b)
Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.120%	1/15/45	7,100,000	7,100,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.210%	2/1/26	5,435,000	5,435,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.210%	5/1/24	3,415,000	3,415,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.280%	2/1/25	2,700,000	2,700,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.210%	5/1/30	1,550,000	1,550,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.210%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.180%	7/1/31	1,000,000	1,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31,2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.210%	6/1/37	$2,500,000	$2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.190%	12/1/36	2,400,000	2,400,000	(a)(b)
North Carolina State Education Assistance Authority Revenue, LOC-Branch Banking & Trust	0.270%	9/1/35	18,905,000	18,905,000	(a)(b)(c)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.210%	6/1/36	4,585,000	4,585,000	(a)(b)

Total North Carolina				55,805,000

Ohio - 4.7%
Akron, OH, GO, BAN	1.125%	12/8/11	3,400,000	3,409,221
Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, LOC-Bank of Nova Scotia	0.100%	6/1/34	4,000,000	4,000,000	(a)(b)
Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian, LOC-JPMorgan Chase	0.150%	12/1/32	7,000,000	7,000,000	(a)(b)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.650%	8/1/47	15,265,000	15,265,000	(a)(b)
Montgomery County, OH, Revenue:
Miami Valley Hospital	0.110%	11/15/45	6,100,000	6,100,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.120%	11/15/45	32,900,000	32,900,000	(a)(b)
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.210%	9/1/38	19,575,000	19,575,000	(a)(b)(c)
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.200%	12/1/24	5,865,000	5,865,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue:
Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.200%	9/1/29	170,000	170,000	(a)(b)
Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.200%	9/1/32	23,325,000	23,325,000	(a)(b)
Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.200%	3/1/38	2,200,000	2,200,000	(a)(b)
Toledo-Lucas County, OH, Port Authority Revenue, Franciscan Communities St. Mary of The Woods Inc., LOC-Sovereign Bank FSB, LOC-BANCO Santander SA	0.330%	5/15/38	11,245,000	11,245,000	(a)(b)
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	2,400,000	2,400,000
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.230%	12/1/33	12,835,000	12,835,000	(a)(b)

Total Ohio				146,289,221

Oklahoma - 0.5%
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.300%	6/14/11	16,525,000	16,525,000

Oregon - 1.5%
Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.350%	6/6/11	6,600,000	6,600,000
Providence Health System	0.320%	6/22/11	6,600,000	6,600,000
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor Project, LOC-Bank of America N.A.	0.130%	8/15/37	7,600,000	7,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31,2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Oregon State Housing & Community Services Department, Mortgage Revenue, SPA-State Street Bank & Trust Co.	0.200%	7/1/34	$1,700,000	$1,700,000	(a)(b)(c)
Salem, OR, Hospital Facilities Authority Revenue:
Capital Manor Inc. Project, LOC-Bank of America	0.200%	5/1/37	3,900,000	3,900,000	(a)(b)
Capital Manor Inc. Project, LOC-Bank of America N.A.	0.200%	5/1/34	8,510,000	8,510,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.350%	9/1/27	4,615,000	4,615,000	(a)(b)(c)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Community, LOC-US Bank N.A.	0.130%	12/1/34	7,400,000	7,400,000	(a)(b)

Total Oregon				46,925,000

Pennsylvania - 7.3%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.220%	6/1/32	4,180,000	4,180,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.110%	12/1/37	13,500,000	13,500,000	(a)(b)
Berks County, PA, IDA, Student Housing Revenue, CHF-Kutztown LLC, LOC-Sovereign Bank FSB, LOC-Banco Santander SA	0.600%	7/1/37	3,625,000	3,625,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.300%	12/1/33	10,000,000	10,000,000	(a)(b)
Central Dauphin, PA, School District, GO, State Aid Witholding	2.000%	12/1/11	1,175,000	1,183,777
Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.120%	7/1/31	450,000	450,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligated Group, LOC-KBC Bank N.V.	0.190%	1/1/41	800,000	800,000	(a)(b)
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.180%	12/15/31	5,035,000	5,035,000	(a)(b)
Emmaus, PA, General Authority Revenue:
Local Government, LOC-U.S. Bank N.A.	0.200%	3/1/24	1,400,000	1,400,000	(a)(b)
Local Government, LOC-U.S. Bank N.A.	0.200%	3/1/24	1,200,000	1,200,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.090%	8/1/28	17,315,000	17,315,000	(a)(b)
Geisinger Authority, PA, Health Systems, SPA-Bank of America N.A.	0.110%	5/15/35	14,300,000	14,300,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.180%	7/1/37	11,605,000	11,605,000	(a)(b)
Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase	0.300%	11/15/26	23,200,000	23,200,000	(a)(b)
Luzerne County, PA, IDA Revenue, Methodist Homes for the Aging of Wyoming Conference, Sovereign Bank FSB, Banco Santander PR	0.700%	2/1/29	9,550,000	9,550,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.180%	11/1/26	8,000,000	8,000,000	(a)(b)
Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.550%	5/1/21	8,635,000	8,635,000	(a)(b)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.550%	6/1/22	7,160,000	7,160,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.110%	8/15/24	18,000,000	18,000,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.180%	11/1/37	8,300,000	8,300,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Revenue:
LOC-PNC Bank N.A.	0.220%	12/1/13	$1,700,000	$1,700,000	(a)(b)(c)
NHS-AVS LLC, LOC-Commerce Bank	0.160%	12/1/38	7,560,000	7,560,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.170%	1/1/34	7,650,000	7,650,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC- PNC Bank N.A.	0.210%	11/1/18	1,600,000	1,600,000	(a)(b)
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	13,000,000	13,013,335
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.300%	11/1/38	13,000,000	13,000,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.300%	9/1/24	16,850,000	16,850,000	(a)(b)

Total Pennsylvania				228,812,112

Puerto Rico - 0.9%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.190%	7/1/29	26,800,000	26,800,000	(a)(b)

South Carolina - 0.9%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.180%	11/1/40	4,300,000	4,300,000	(a)(b)
Lexington, SC, GO, BAN	1.250%	6/30/11	1,000,000	1,000,434
Rock Hill, SC, Utility System Revenue, RAN	1.250%	12/16/11	8,650,000	8,670,458
South Carolina Jobs EDA Revenue:
Dorris Properties LLC Project, LOC-Wells Fargo Bank N.A.	0.350%	7/1/32	2,400,000	2,400,000	(a)(b)(c)
Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.250%	1/1/14	3,000,000	3,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.260%	12/1/38	7,000,000	7,000,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.210%	6/1/35	1,940,000	1,940,000	(a)(b)

Total South Carolina				28,310,892

South Dakota - 1.7%
South Dakota Housing Development Authority:
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.200%	5/1/32	12,900,000	12,900,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.200%	5/1/32	1,590,000	1,590,000	(a)(b)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.210%	5/1/34	20,180,000	20,180,000	(a)(b)(c)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.210%	5/1/34	17,400,000	17,400,000	(a)(b)(c)

Total South Dakota				52,070,000

Tennessee - 1.8%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.210%	6/1/37	5,600,000	5,600,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.210%	6/1/39	4,500,000	4,500,000	(a)(b)
Local Government Public Improvement, LOC-KBC Bank N.V.	0.170%	6/1/27	19,805,000	19,805,000	(a)(b)
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Southern Adventist University, LOC-Bank of America N.A.	0.240%	12/1/30	4,340,000	4,340,000	(a)(b)
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, LOC-U.S. Bank N.A.	0.180%	7/1/38	3,000,000	3,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN:
Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.220%	1/1/30	$3,596,000	$3,596,000	(a)(b)(c)
Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.240%	12/1/18	1,135,000	1,135,000	(a)(b)
Montgomery County, TN, Public Building Authority Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America	0.150%	4/1/32	6,000,000	6,000,000	(a)(b)
Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.240%	6/1/36	7,000,000	7,000,000	(a)(b)

Total Tennessee				54,976,000

Texas - 8.7%
Austin, TX, Hotel Occupancy Tax Revenue, LOC- Dexia Credit Local	0.540%	11/15/29	8,000,000	8,000,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.110%	9/1/31	3,050,000	3,050,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:
Methodist Hospital System	0.350%	6/7/11	23,800,000	23,800,000
Methodist Hospital System	0.400%	11/3/11	13,350,000	13,350,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.100%	12/1/41	45,500,000	45,500,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.550%	6/1/27	10,200,000	10,200,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.070%	5/15/48	21,000,000	21,000,000	(a)(b)
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.350%	6/14/11	3,200,000	3,200,000
Rice University	0.340%	8/1/11	6,500,000	6,500,000
Rice University	0.340%	8/5/11	6,600,000	6,600,000
Rice University	0.340%	8/9/11	6,600,000	6,600,000
Houston, TX, TECP, Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.230%	6/2/11	1,000,000	1,000,000
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.200%	8/1/38	100,000	100,000	(a)(b)
North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.200%	12/1/38	10,600,000	10,600,000	(a)(b)(c)
San Antonio, TX, Educational Facilities Corp. Revenue, University of the Incarnate Word Project, LOC- JPMorgan Chase	0.240%	12/1/27	6,315,000	6,315,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co. & Bank of America N.A.	0.260%	7/13/11	40,965,000	40,965,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC- Wells Fargo Bank N.A.	0.250%	1/1/29	4,250,000	4,250,000	(a)(b)(c)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.370%	1/1/17	4,660,000	4,660,000	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC- JPMorgan Chase	0.150%	10/1/41	9,800,000	9,800,000	(a)(b)
Texas State, GO:
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	2/1/12	3,110,000	3,110,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	1/1/13	$3,670,000	$3,670,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	8/1/14	5,565,000	5,565,000	(a)(b)(c)
College Student Loan, SPA-Landesbank Hessen-Thuringen	0.370%	7/1/16	4,975,000	4,975,000	(a)(b)(c)
Veterans Housing Assistance, LIQ-Dexia Credit Local	0.620%	12/1/36	105,000	105,000	(a)(b)(c)
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.250%	5/1/26	10,750,000	10,750,000	(a)(b)(c)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC- Bank of America	0.280%	7/1/20	4,900,000	4,900,000	(a)(b)
University of North Texas, TECP	0.330%	8/5/11	1,500,000	1,500,000
University of North Texas, TECP	0.320%	10/11/11	5,700,000	5,700,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.860%	6/1/31	4,545,000	4,545,000	(a)(b)

Total Texas				270,310,000

Utah - 1.1%
Utah State Board of Regents, Student Loan Revenue	3.000%	11/1/11	1,250,000	1,260,319	(c)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA, NV	0.120%	6/15/36	32,000,000	32,000,000	(a)(b)

Total Utah				33,260,319

Vermont - 0.2%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.600%	7/1/37	6,700,000	6,700,000	(a)(b)

Virginia - 2.4%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.190%	10/1/48	2,100,000	2,100,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.140%	10/1/48	10,250,000	10,250,000	(a)(b)
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.230%	12/1/37	9,100,000	9,100,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.230%	12/1/37	5,865,000	5,865,000	(a)(b)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.210%	12/1/33	4,250,000	4,250,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.210%	1/1/35	4,500,000	4,500,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.210%	1/1/35	800,000	800,000	(a)(b)
Prince William County, VA, COP, Prince William County Facilities, LOC-Wells Fargo Bank N.A.	0.180%	9/1/26	1,990,000	1,990,000	(a)(b)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.140%	7/1/36	1,700,000	1,700,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.140%	2/1/26	14,715,000	14,715,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.140%	2/1/26	9,380,000	9,380,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.120%	7/1/37	520,000	520,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA- Wells Fargo Bank N.A.	0.140%	7/1/42	$9,500,000	$9,500,000	(a)(b)

Total Virginia				74,670,000

Washington - 1.9%
King County, WA, Housing Authority Revenue:
Greenbridge Redevelopment, Salmon, LOC- Bank of America N.A.	0.230%	12/1/42	4,205,000	4,205,000	(a)(b)(c)
Landmark Apartments Project, LOC-Bank of America N.A.	0.220%	7/1/42	17,050,000	17,050,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.230%	11/1/23	1,360,000	1,360,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ- FHLMC	0.180%	12/1/38	3,970,000	3,970,000	(a)(b)
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.180%	6/1/29	3,300,000	3,300,000	(a)(b)
Washington State HFC, MFH Revenue, The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.220%	8/1/41	9,485,000	9,485,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Emerald Heights Project, LOC- Bank of America N.A.	0.180%	7/1/33	11,070,000	11,070,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.180%	1/1/27	3,470,000	3,470,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.190%	7/1/29	1,385,000	1,385,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.170%	9/1/33	4,435,000	4,435,000	(a)(b)

Total Washington				59,730,000

West Virginia - 0.1%
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.210%	6/1/32	2,985,000	2,985,000	(a)(b)

Wisconsin - 0.5%
Luxemburg-Casco, WI, School District, Brown & Kewaunee Counties, BAN	2.000%	12/12/11	1,840,000	1,849,421
Public Finance Authority, WI, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, LOC-Bank of Scotland	0.130%	6/1/41	7,000,000	7,000,000	(a)(b)
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.110%	4/1/35	7,500,000	7,500,000	(a)(b)

Total Wisconsin				16,349,421

TOTAL INVESTMENTS -100.0% (Cost - $3,119,219,311#)				3,119,219,311
Liabilities in Excess of Other Assets -0.0%				(520,332)

TOTAL NET ASSETS - 100.0%				$3,118,698,979

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation – Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation – Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2011

COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance - Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31,2011

Summary of Investments by Industry *

Health care	23.5%
General obligation	14.7
Education	14.3
Miscellaneous	7.9
Industrial revenue	7.6
Housing: multi-family	5.8
Housing: single family	5.3
Utilities	4.0
Water & sewer	3.9
Transportation	3.8
Public facilities	2.9
Finance	2.8
Solid waste/resource recovery	1.4
Power	1.2
Tax allocation	0.7
Pollution control	0.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2011 and are subject to change.

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1	57.9%
VMIG 1	23.6
SP-1	4.0
P-1	3.1
MIG 1	2.4
F-1	2.2
AA/Aa	0.3
AAA/Aaa	0.2
NR	6.3

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary, the Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 22 through 24 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Long-term security ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2011, all investors in the Portfolio were portfolios advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$3,119,219,311	—	$3,119,219,311

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date:	July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date:	July 26, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date:	July 26, 2011